Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Table]
Total exposure	$ 108,284	$ 105,116
Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.07%
Total exposure	$ 9,123	$ 6,285
Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.21%
Total exposure	$ 8,766	$ 7,056
Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.46%
Total exposure	$ 32,748	$ 32,828
SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.38%	0.40%
Total exposure	$ 8,077	$ 9,121
Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	0.02%
Total exposure	$ 14,438	$ 14,178
Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.09%
Total exposure	$ 9,466	$ 8,661
Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.10%
Total exposure	$ 3,262	$ 1,683
Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.15%	0.26%
Total exposure	$ 12,153	$ 7,690
Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	20,972	17,081
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,464	3,710
Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,353	1,310
Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	641
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,441
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,575	7,637
Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,478	41,372
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,922	24,209
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	40,778	40,134
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,328	6,328
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,358	4,909
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,160	5,827
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,611	$ 3,282
Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.15%	0.13%
Total exposure	$ 8,806	$ 14,366
Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.18%	0.25%
Total exposure	$ 106,840	$ 101,869
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 101,971	$ 93,337
Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.06%
Total exposure	$ 8,798	$ 6,083
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.09%
Total exposure	$ 8,481	$ 6,576
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.25%	0.27%
Total exposure	$ 28,981	$ 25,026
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.19%	0.19%
Total exposure	$ 7,276	$ 7,239
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.01%
Total exposure	$ 14,438	$ 14,170
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.05%	0.08%
Total exposure	$ 9,000	$ 8,220
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.08%
Total exposure	$ 3,262	$ 1,658
Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.12%	0.13%
Total exposure	$ 11,784	$ 7,242
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,695	14,687
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,567	2,048
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,143	936
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	633
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,416
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,491	7,413
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,097	36,894
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,811	20,195
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	38,207	35,233
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,046	5,811
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,599	2,783
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,736	4,596
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,527	$ 3,277
Twelve-month expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.07%
Total exposure	$ 8,507	$ 13,876
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.12%	0.13%
Total exposure	$ 100,527	$ 90,090
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,006	$ 11,396
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.16%
Total exposure	$ 276	$ 198
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.88%	1.85%
Total exposure	$ 285	$ 481
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	1.10%	0.92%
Total exposure	$ 3,630	$ 7,598
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	1.51%	0.63%
Total exposure	$ 688	$ 1,734
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 0	$ 0
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.44%
Total exposure	$ 462	$ 430
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.15%
Total exposure	$ 0	$ 25
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	1.20%	2.48%
Total exposure	$ 369	$ 448
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	1,127	2,225
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	793	1,549
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	326
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	84	224
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,335	4,374
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,102	3,950
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	2,508	4,792
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	281	517
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	736	2,099
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	389	1,169
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 36	$ 5
Lifetime expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.30%	0.11%
Total exposure	$ 296	$ 482
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	1.00%	0.91%
Total exposure	$ 6,006	$ 11,396
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	$ 307	$ 382
Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.15%	1.97%
Total exposure	$ 49	$ 3
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	5.65%
Total exposure	$ 136	$ 205
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	5.85%	7.79%
Total exposure	$ 114	$ 148
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	19.41%
Total exposure	$ 0	$ 8
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 4	$ 11
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	82.79%
Total exposure	$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	1.66%
Total exposure	$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	150	170
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	104	113
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	46	48
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	46	104
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	9	64
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	63	108
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23	27
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	35	63
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 48	$ 0
Lifetime expected credit losses | Credit-impaired positions | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	124.14%
Total exposure	$ 4	$ 8
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	4.86%	8.94%
Total exposure	$ 307	$ 382
UBS AG
Disclosure Of Provision Matrix [Table]
Total exposure	$ 109,878	$ 107,059
UBS AG | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.07%
Total exposure	$ 9,123	$ 6,285
UBS AG | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.21%
Total exposure	$ 8,766	$ 7,056
UBS AG | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.46%
Total exposure	$ 32,748	$ 32,828
UBS AG | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.38%	0.40%
Total exposure	$ 8,077	$ 9,121
UBS AG | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	0.02%
Total exposure	$ 14,438	$ 14,178
UBS AG | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.09%
Total exposure	$ 9,466	$ 8,661
UBS AG | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.10%
Total exposure	$ 3,262	$ 1,683
UBS AG | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.13%	0.26%
Total exposure	$ 13,747	$ 7,690
UBS AG | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	20,972	17,081
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,464	3,710
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,353	1,310
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	641
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,441
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,575	7,637
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,478	41,372
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,922	24,209
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	42,373	42,077
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,328	6,328
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,358	4,909
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,160	5,827
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,611	$ 3,282
UBS AG | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.15%	0.12%
Total exposure	$ 8,806	$ 16,309
UBS AG | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.18%	0.25%
Total exposure	$ 108,434	$ 103,812
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 103,565	$ 95,281
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.03%	0.06%
Total exposure	$ 8,798	$ 6,083
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.07%	0.09%
Total exposure	$ 8,481	$ 6,576
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.25%	0.27%
Total exposure	$ 28,981	$ 25,026
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.19%	0.19%
Total exposure	$ 7,276	$ 7,239
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.01%
Total exposure	$ 14,438	$ 14,170
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.05%	0.08%
Total exposure	$ 9,000	$ 8,220
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.04%	0.08%
Total exposure	$ 3,262	$ 1,658
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.10%	0.13%
Total exposure	$ 13,379	$ 7,270
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,695	14,687
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,567	2,048
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,143	936
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	633
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,416
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,491	7,413
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,097	36,894
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,811	20,195
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	39,802	37,176
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,046	5,811
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,599	2,783
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,736	4,596
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 5,527	$ 3,277
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.06%	0.06%
Total exposure	$ 8,507	$ 15,792
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	0.12%	0.13%
Total exposure	$ 102,121	$ 92,034
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	$ 6,006	$ 11,396
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.09%	0.16%
Total exposure	$ 276	$ 198
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.88%	1.85%
Total exposure	$ 285	$ 481
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	1.10%	0.92%
Total exposure	$ 3,630	$ 7,598
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	1.51%	0.63%
Total exposure	$ 688	$ 1,734
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 0	$ 0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.34%	0.44%
Total exposure	$ 462	$ 430
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.15%
Total exposure	$ 0	$ 25
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	1.20%	2.48%
Total exposure	$ 369	$ 448
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	1,127	2,225
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	793	1,549
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	326
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	84	224
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,335	4,374
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,102	3,950
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	2,508	4,792
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	281	517
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	736	2,099
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	389	1,169
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 36	$ 5
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.30%	0.11%
Total exposure	$ 296	$ 482
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	1.00%	0.91%
Total exposure	$ 6,006	$ 11,396
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	$ 307	$ 382
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
ECL coverage	0.15%	1.97%
Total exposure	$ 49	$ 3
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Table]
ECL coverage	0.01%	5.65%
Total exposure	$ 136	$ 205
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Table]
ECL coverage	5.85%	7.79%
Total exposure	$ 114	$ 148
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	19.41%
Total exposure	$ 0	$ 8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	0.00%
Total exposure	$ 4	$ 11
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	82.79%
Total exposure	$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	1.66%
Total exposure	$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	150	170
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	104	113
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	46	48
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	46	104
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	9	64
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	63	108
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23	27
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	35	63
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	$ 48	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Table]
ECL coverage	0.00%	124.14%
Total exposure	$ 4	$ 8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Table]
ECL coverage	4.86%	8.94%
Total exposure	$ 307	$ 382